Financial Instruments - Schedule of Level 3 Financial Assets Reconciliation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning of the period	R$ 10,316,616
Balance at the end of the period	11,793,206	R$ 10,316,616
Long-term investments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning of the period	835,957	752,095
Foreign currency exchange gain (loss)	48,365	47,781
Interest accrual	29,630	29,569
Net present value of debt component	13,219	(11,844)
Fair value of call-option	360,610	18,356
Balance at the end of the period	R$ 1,287,781	R$ 835,957